Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenue	$ 426,409	$ 356,128	$ 227,976
Third parties
Revenues
Revenue	420,609	351,347	222,001
Related parties
Revenues
Revenue	5,800	4,781	5,975
Goods-Marketed Products
Revenues
Revenue	57,057	33,937	11,329
Goods-Distribution
Revenues
Revenue	262,565	236,518	197,761
Services -Commercialization-Marketed Products
Revenues
Revenue	41,275	27,428	3,734
Services -Collaboration Research and Development
Revenues
Revenue	23,741	18,995	9,771
Services -Research and Development
Revenues
Revenue	507	525	491
Royalties
Revenues
Revenue	26,310	15,064	4,890
Licensing
Revenues
Revenue	14,954	23,661
Oncology/Immunology segment
Revenues
Revenue	163,844	119,610	30,215
Oncology/Immunology segment | Third parties
Revenues
Revenue	163,337	119,085	29,724
Oncology/Immunology segment | Related parties
Revenues
Revenue	507	525	491
Oncology/Immunology segment | Goods-Marketed Products
Revenues
Revenue	57,057	33,937	11,329
Oncology/Immunology segment | Services -Commercialization-Marketed Products
Revenues
Revenue	41,275	27,428	3,734
Oncology/Immunology segment | Services -Collaboration Research and Development
Revenues
Revenue	23,741	18,995	9,771
Oncology/Immunology segment | Services -Research and Development
Revenues
Revenue	507	525	491
Oncology/Immunology segment | Royalties
Revenues
Revenue	26,310	15,064	4,890
Oncology/Immunology segment | Licensing
Revenues
Revenue	14,954	23,661
Other Ventures segment
Revenues
Revenue	262,565	236,518	197,761
Other Ventures segment | Third parties
Revenues
Revenue	257,272	232,262	192,277
Other Ventures segment | Related parties
Revenues
Revenue	5,293	4,256	5,484
Other Ventures segment | Goods-Distribution
Revenues
Revenue	$ 262,565	$ 236,518	$ 197,761